Shareholder Report, Holdings (Details)	Jun. 30, 2025
The Bond Fund of America® - Class A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class T | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class F-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class F-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class F-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class F-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class F-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class F-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class F-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-A | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-C | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-C | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-C | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-T | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-T | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-T | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-T | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-F-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-F-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-F-2 [Member] | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-F-2 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-F-2 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-F-2 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-F-2 [Member] | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-F-2 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-F-2 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-F-2 [Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-2 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-2 [Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-F-2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class 529-F-3[Member] | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class 529-F-3[Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class 529-F-3[Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class 529-F-3[Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class 529-F-3[Member] | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class 529-F-3[Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class 529-F-3[Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class 529-F-3[Member] | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-3[Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class 529-F-3[Member] | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class 529-F-3[Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-1 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-2E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-2E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-2E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-2E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-2E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-3 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-4 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-4 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-5E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-5E | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-5E | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-5E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5E | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-5 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-5 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-5 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-5 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-5 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]
The Bond Fund of America® - Class R-6 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
The Bond Fund of America® - Class R-6 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.06%
The Bond Fund of America® - Class R-6 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.52%
The Bond Fund of America® - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.02%
The Bond Fund of America® - Class R-6 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.62%
The Bond Fund of America® - Class R-6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
The Bond Fund of America® - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
The Bond Fund of America® - Class R-6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
The Bond Fund of America® - Class R-6 | Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
The Bond Fund of America® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.